H1 2024 - Product Sales year-on-year analysis	6 Months Ended
Jun. 30, 2024
H1 2024 - Product Sales year-on-year analysis
H1 2024 - Product Sales year-on-year analysis

Table 25: H1 2024 - Product Sales year-on-year analysis[15]

The CER information in respect of H1 2024 included in the Interim financial statements has not been reviewed by PricewaterhouseCoopers LLP.

	World			US		Emerging Markets			Europe			Established RoW
	$m	Act % chg	CER % chg	$m	% chg	$m	Act % chg	CER % chg	$m	Act % chg	CER % chg	$m	Act % chg	CER % chg
Oncology	9,737	17	21	4,387	20	2,300	18	28	1,967	25	23	1,083	(2)	8
Tagrisso	3,203	10	13	1,282	16	919	8	16	628	16	15	374	(11)	(2)
Imfinzi	2,259	20	25	1,202	17	245	35	58	459	38	36	353	7	19
Calquence	1,508	27	28	1,048	21	75	82	n/m	320	42	41	65	30	34
Lynparza	1,450	6	9	607	5	320	15	26	398	9	8	125	(14)	(6)
Enhertu	249	n/m	n/m	-	-	161	n/m	n/m	57	n/m	n/m	31	n/m	n/m
Zoladex	549	19	27	8	20	415	22	31	77	16	14	49	2	12
Imjudo	136	35	38	88	30	7	n/m	n/m	16	n/m	n/m	25	(5)	6
Truqap	142	n/m	n/m	141	n/m	-	-	-	-	-	-	1	n/m	n/m
Orpathys	25	14	19	-	-	25	14	19	-	-	-	-	-	-
Others	216	(21)	(15)	11	6	133	(21)	(15)	12	(36)	(36)	60	(21)	(12)
BioPharmaceuticals: CVRM	6,164	18	22	1,483	16	2,749	17	24	1,559	33	32	373	(8)	2
Farxiga	3,785	35	38	867	37	1,474	37	44	1,233	45	44	211	(15)	(5)
Brilinta	665	-	2	354	(1)	166	4	14	136	-	(1)	9	(26)	(19)
Crestor	589	1	6	22	(18)	475	4	9	22	(30)	(29)	70	3	13
Seloken/Toprol-XL	315	(8)	(1)	-	n/m	307	(8)	(1)	6	4	7	2	(39)	(37)
Lokelma	249	26	30	115	10	42	75	83	41	62	61	51	16	31
roxadustat	163	22	27	-	-	163	22	27	-	-	-	-	n/m	n/m
Andexxa	105	18	21	42	14	2	n/m	n/m	40	38	36	21	(9)	4
Wainua	21	n/m	n/m	21	n/m	-	-	-	-	-	-	-	-	-
Others	272	(30)	(28)	62	(50)	120	(27)	(22)	81	(10)	(10)	9	(7)	(5)
BioPharmaceuticals: R&I	3,601	17	20	1,567	21	1,032	16	23	680	17	16	322	7	12
Symbicort	1,491	16	19	598	38	450	11	21	286	-	(1)	157	(4)	(2)
Fasenra	781	5	6	478	2	41	45	53	192	9	8	70	(2)	6
Pulmicort	379	10	14	8	(53)	317	16	22	37	1	(1)	17	(13)	(9)
Breztri	454	48	51	225	37	131	61	69	65	80	79	33	33	44
Tezspire	100	n/m	n/m	-	-	5	n/m	n/m	61	n/m	n/m	34	n/m	n/m
Saphnelo	203	77	77	184	71	2	n/m	n/m	10	n/m	n/m	7	86	91
Airsupra	21	n/m	n/m	21	n/m	-	-	-	-	-	-	-	-	-
Others	172	(27)	(26)	53	(47)	86	(18)	(14)	29	3	2	4	(12)	(10)
BioPharmaceuticals: V&I	324	(27)	(24)	55	n/m	131	(12)	(7)	81	(28)	(30)	57	(68)	(65)
Synagis	253	(11)	(6)	(1)	n/m	131	4	10	67	(27)	(29)	56	(15)	(6)
Beyfortus	54	n/m	n/m	53	n/m	-	-	-	-	(81)	(61)	1	n/m	n/m
FluMist	8	n/m	n/m	3	n/m	-	-	-	5	n/m	97	-	n/m	n/m
COVID-19 mAbs	3	(98)	(98)	-	-	-	n/m	n/m	3	(58)	(59)	-	n/m	n/m
Others	6	(79)	(80)	-	-	-	n/m	n/m	6	(41)	(43)	-	n/m	n/m
Rare Disease	4,243	11	15	2,517	10	454	40	70	794	3	2	478	9	20
Ultomiris	1,804	32	35	1,032	27	66	n/m	n/m	411	32	31	295	42	58
Soliris	1,439	(13)	(8)	808	(9)	255	19	54	260	(29)	(30)	116	(33)	(30)
Strensiq	653	16	18	529	17	31	30	47	48	14	12	45	4	15
Koselugo	247	55	64	101	13	83	n/m	n/m	45	95	92	18	n/m	n/m
Kanuma	100	17	20	47	18	19	7	20	30	24	25	4	11	20
Other medicines	560	(9)	(2)	52	(24)	385	(1)	8	53	10	10	70	(35)	(29)
Nexium	459	(7)	1	47	(22)	318	4	15	26	3	2	68	(34)	(28)
Others	101	(17)	(14)	5	(40)	67	(22)	(18)	27	18	19	2	(53)	(49)
Total Product Sales	24,629	15	18	10,061	17	7,051	16	26	5,134	21	19	2,383	(6)	3
[15]

The table provides an analysis of year-on-year Product Sales, with Actual and CER growth rates reflecting year-on-year growth. Due to rounding, the sum of a number of dollar values and percentages may not agree to totals.